Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

Note 6 - Prepaid expenseS and OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of prepaid expenses, other receivables, and deposits. Prepaid expenses principally include rent prepayments and prepaid advertising expenses. Deposits principally include license deposit and rent deposits.

As of December 31, 2018 and 2017 prepaid expenses and other current assets consisted of the following:

	December 31, 2018	December 31, 2017
Prepaid expenses	$383,0053	$224,941
Security deposits	43,280	159,330
Others	105,956	14,265
Total prepaid expenses and other current assets	$532,289	$398,536